Costs and expenses by nature	12 Months Ended
Dec. 31, 2020
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Costs and expenses by nature

22.Costs and expenses by nature

The costs and expenses are presented in the statement of profit and loss by function. The reconciliation of income by nature/purpose is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Commodity cost (natural gas)(i)	(3,867,044)	(4,885,497)	(3,767,874)
Raw materials	(3,289,845)	(3,231,169)	(2,754,546)
Personnel expenses	(2,533,429)	(2,244,252)	(1,998,898)
Depreciation and amortization	(2,340,854)	(2,287,877)	(2,051,824)
Railroad transportation and port elevation expenses	(1,897,975)	(1,867,196)	(1,695,600)
Electricity purchased for resale	(927,913)	—	—
Construction cost	(885,630)	(813,341)	(415,753)
Natural gas transportation cost	(753,603)	(703,500)	(718,088)
Leases expenses	(59,693)	(48,182)	(14,157)
Selling expenses	(23,387)	(26,168)	(30,139)
Leases and concessions expenses	—	—	(212,081)
Other	(672,176)	(411,979)	(444,119)
	(17,251,549)	(16,519,161)	(14,103,079)
Cost of sales	(14,501,725)	(14,160,233)	(12,108,305)
Selling expenses	(959,146)	(1,122,866)	(1,019,234)
General and administrative expenses	(1,790,678)	(1,236,062)	(975,540)
	(17,251,549)	(16,519,161)	(14,103,079)

(i)      Includes the amount of R$201,346 arising from the recognition of sector financial asset and liability.